Income Taxes - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate		24.10%	22.80%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member] | Previous income tax rate [member]
Income tax expense benefits [line items]
Corporate income tax rate	19.00%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member] | New income tax rate [member]
Income tax expense benefits [line items]
Corporate income tax rate	25.00%